Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: kristen.winsko@lfg.com

VIA EDGAR

September 2, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: File Nos.: Funds:	Lincoln Variable Insurance Products Trust (“Registrant”) 811-08090 and 033-70742 LVIP SSgA Mid-Cap Index Fund (the “New Fund”)

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus for the New Fund and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective August 26, 2014.

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 484-583-8083.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel—Funds Management

cc:        Jill R. Whitelaw, Esq.